Cost Method Investments	12 Months Ended
Dec. 31, 2020
Cost And Method Investments Disclosure [Abstract]
Cost method investments

Note 8—Cost method investments

Cost method investments consist of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	-	45,000,000	6,896,658
8.0% Investment (2 companies in the AR and VR areas)	500,000	1,100,000	168,585
6.0% Investment (1 company in the AR, VR, software and robotic areas)	-	600,000	91,955
5.5% Investment (1 company in the AR, VR and game areas)	-	600,000	91,955
5.0% Investment (21 companies in the AR, VR and digital marketing areas)	2,000,000	50,400,000	7,724,256
4.5% Investment (1 company in the VR medical treatment areas)	-	200,000	30,652
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	1,000,000	8,400,000	1,287,376
3.5% Investment (2 companies in the AR and VR areas)	-	1,200,000	183,911
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	-	3,900,000	597,710
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	300,000	1,200,000	183,911
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	550,000	1,450,000	222,226
Total	4,350,000	114,050,000	17,479,195

 During the years ended December 31, 2018, 2019 and 2020, the Company totally made nil, RMB 3,850,000 and RMB 109,700,000 (USD 16,812,518) in cost method investments, respectively.